EVENTS SUBSEQUENT TO ORIGINAL ISSUANCE OF FINANCIAL STATEMENTS (Details Narrative) - Subsequent Event [Member] € in Millions	Jun. 30, 2023 USD ($)	May 31, 2023 USD ($)	May 31, 2023 EUR (€)
Subsequent Event [Line Items]
Received grant funding		$ 1,500,000	€ 1.4
Wellbeing [Member]
Subsequent Event [Line Items]
Total consideration	$ 5,000,000
Upfront payment	250,000
Business combination, equity interest in acquiree	4,750,000
Proceeds from sale of productive assets	$ 50,000,000